LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Long-term investments	$ 225,910	$ 238,540
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Equity method investments	130,457	136,167	$ 150,776
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investments	4,772	7,336
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investments	26,332	28,302
Yunding
LONG-TERM INVESTMENTS
Available-for-sale investments	9,175	12,978
Others
LONG-TERM INVESTMENTS
Available-for-sale investments	8,991	10,558
Orca Semiconductor Ltd
LONG-TERM INVESTMENTS
Available-for-sale investments	8,500
Sifive, Inc. ("Sifive")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	13,863	13,863
AliveCor, Inc. ("Alivecor")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	3,564	3,564
Promaxo, Inc.
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	7,293	4,000
Others
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	5,966	13,409
Equity method investments	6,327	7,510
Hyperfine Inc.
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair value Hyperfine Inc.	$ 670	$ 853